                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number: 028-05757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George A. McMillan
Chief Financial Officer and Treasurer
(978) 684-3600

Signature, Place and Date of Signing:

/s/ George A. McMillan
-------------------------
Andover, Massachusetts
August 11, 2001

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 18
                                        ---

Form 13F Information Table Value Total: $294,073 (thousands)
                                        -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.       CMG@Ventures, Inc.                 File No. 028-05751

2.       CMG@Ventures Capital Corp.         File No. 028-05755

3.       CMG@Ventures Securities Corp.      File No. 028-05763

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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.

                                                       ITEM 4:       ITEM 5:
                                                        FAIR          SHARES                                            ITEM 8:
                              ITEM 2:      ITEM 3:      MARKET          OR                 ITEM 6:                VOTING AUTHORITY
         ITEM 1:             TITLE OF      CUSIP        VALUE        PRINCIPAL      SH/   INVESTMENT   ITEM 7:  (A)     (B)      (C)
      NAME OF ISSUER          CLASS        NUMBER       (000)          AMOUNT       PRN   DISCRETION  MANAGERS  SOLE   SHARED   NONE
CMGI, Inc.                     COM        125750109         785         261,642     SH      DEFINED                261,642
divine, inc.                   COM        255404105       9,974        4,749,287    SH        SOLE               4,749,287
Engage, Inc.                   COM        292827102     110,867      151,873,081    SH        SOLE             151,873,081
Marketing Services             COM        570907105       1,752        2,136,061    SH        SOLE               2,136,061
  Group, Inc.
MotherNature.com, Inc.         COM        61978K105           1           12,367    SH      DEFINED     1           12,367
MotherNature.com, Inc.         COM        61978K105         135        1,224,307    SH      DEFINED     2        1,224,307
NaviSite, Inc.                 COM        63935M109      59,561       41,076,610    SH       SOLE               41,076,610
PRIMEDIA Inc.                  COM        74157K101      53,039        7,811,300    SH       SOLE                7,811,300
Techlabs, Inc.(1)              COM        87833L103         653          960,307    SH      DEFINED                960,307
Terra Networks, S.A.           COM                       23,741        3,119,767    SH      DEFINED     1        3,119,767
Ventro Corporation             COM        163595101           9           21,814    SH      DEFINED     1           21,814
Ventro Corporation             COM        163595101       1,271        3,177,914    SH      DEFINED     2        3,177,914
Vicinity Corporation           COM        925653107         522          303,569    SH      DEFINED     1          303,569
Vicinity Corporation           COM        925653107       7,895        4,590,058    SH      DEFINED     2        4,590,058
Yahoo! Inc.                    COM        984332106      12,209          610,773    SH      DEFINED     1          610,773
Yahoo! Inc.                    COM        984332106          34            1,702    SH      DEFINED     2            1,702
Yahoo! Inc.                    COM        984332106      11,624          581,499    SH      DEFINED     3          581,499
Yahoo! Inc.                    COM        984332106           1               17    SH       SOLE                       17


(1) yesmail.com, inc. currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to yesmail.com, but are not yet issued. The issuance of these shares is currently in dispute.